Total
T. Rowe Price Emerging Markets Bond Fund
Emerging Markets Bond Fund
Investment Objective(s)
The fund seeks to provide high income and capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table or example below.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - T. Rowe Price Emerging Markets Bond Fund - USD ($)	Investor Class		I Class	Advisor Class	Z Class
Maximum account fee	$ 20	[1]	none	none	none
[1]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - T. Rowe Price Emerging Markets Bond Fund	Investor Class	I Class		Advisor Class		Z Class
Management fees	0.70%	0.70%		0.70%		0.70%
Distribution and service (12b-1) fees	none	none		0.25%		none
Other expenses	0.28%	0.06%	[1]	0.72%		0.02%
Total annual fund operating expenses	0.98%	0.76%		1.67%		0.72%
Fee waiver/expense reimbursement	none	(0.05%)	[1]	(0.52%)	[2]	(0.72%)	[3]
Total annual fund operating expenses after fee waiver/expense reimbursement	0.98%	0.71%	[1]	1.15%	[2]	none	[3]
[1]

T. Rowe Price Associates, Inc., has contractually agreed (through April 30, 2026) to pay the operating expenses of the fund’s I Class excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses (I Class Operating Expenses), to the extent the I Class Operating Expenses exceed 0.01% of the class’ average daily net assets. The agreement may only be terminated at any time after April 30, 2026, with approval by the fund’s Board of Directors. Any expenses paid under this agreement (and any applicable prior limitations) are subject to reimbursement to T. Rowe Price Associates, Inc., by the class whenever the I Class Operating Expenses are below 0.01%. However, the class will not reimburse T. Rowe Price Associates, Inc., more than three years from the date such amounts were initially waived or paid. The class may only reimburse T. Rowe Price Associates, Inc., if the reimbursement does not cause the I Class Operating Expenses (after the reimbursement is taken into account) to exceed the current expense limitation on I Class Operating Expenses (or the expense limitation in place at the time the amounts were waived or paid).

[2]

T. Rowe Price Associates, Inc., has contractually agreed (through April 30, 2026) to waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) that would cause the class’ ratio of expenses to average daily net assets to exceed 1.15%. The agreement may only be terminated at any time after April 30, 2026, with approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement (and any applicable prior limitations) are subject to reimbursement to T. Rowe Price Associates, Inc., by the class whenever the class’ expense ratio is below 1.15%. However, the class will not reimburse T. Rowe Price Associates, Inc., more than three years from the date such amounts were initially waived or paid. The class may only reimburse T. Rowe Price Associates, Inc., if the reimbursement does not cause the class’ expense ratio (after the reimbursement is taken into account) to exceed the class’ current expense limitation (or the expense limitation in place at the time the amounts were waived or paid).

[3]

T. Rowe Price Associates, Inc., has contractually agreed to waive and/or bear all the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. T. Rowe Price Associates, Inc., expects this fee waiver and/or expense reimbursement arrangement to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board of Directors.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example also assumes that any current expense limitation arrangement remains in place for the period noted in the previous table; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - T. Rowe Price Emerging Markets Bond Fund - USD ($)	Investor Class	I Class	Advisor Class	Z Class
1 Year	$ 100	$ 73	$ 117	none
3 Years	312	233	422	none
5 Years	542	412	807	none
10 Years	$ 1,201	$ 933	$ 1,886	none

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 23.0% of the average value of its portfolio.
Principal Investment Strategies

The fund normally invests at least 80% (and potentially all) of its net assets (including any borrowings for investment purposes) in debt securities of emerging market governments or companies located in emerging market countries. The fund’s investments in debt securities typically consist of a mix of both sovereign bonds and corporate bonds. The fund considers frontier markets to be a subset of emerging markets and any investments in frontier markets are counted toward the fund’s 80% investment policy. The fund relies on a classification by either JP Morgan or the International Monetary Fund to determine which countries are emerging markets.

The fund ordinarily invests in the securities of at least three countries; however, it may invest in the securities of one country, including the U.S., for temporary defensive purposes.

The fund’s holdings may be denominated in U.S. dollars or non-U.S. dollar currencies, including emerging market currencies. The extent, if any, to which the fund attempts to cushion the impact of foreign currency fluctuations on the U.S. dollar depends on market conditions. The fund’s holdings may include the lowest-rated bonds, including those in default, and there are no overall limits on the fund’s investments that are rated below investment-grade (BB or lower, or an equivalent rating), also known as “junk” bonds.

Although the fund expects to maintain an intermediate- to long-term weighted average maturity, there are no maturity restrictions on the overall portfolio or on individual securities. Security selection relies heavily on research, which analyzes political and economic trends as well as creditworthiness of particular issuers. The adviser seeks to favor bonds it expects will be upgraded.

The fund may use a variety of derivatives, such as futures, forwards, and swaps for a number of purposes such as for exposure or hedging. Specifically, the fund uses interest rate futures and forward foreign currency exchange contracts. Interest rate futures are primarily used as an efficient means of managing the fund’s exposure to interest rate changes and to adjust the fund’s duration. Forward foreign currency exchange contracts are primarily used to help protect the fund’s non-U.S. dollar denominated holdings from unfavorable changes in foreign currency exchange rates, although other currency hedging techniques may be used from time to time.

Principal Risks
Risk Table - T. Rowe Price Emerging Markets Bond Fund	Risk [Text Block]
Risk Lose Money [Member]	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Emerging markets

Emerging markets: Investments in emerging market countries are subject to greater risk and overall volatility than investments in the U.S. and other developed markets. Emerging market countries tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. In addition to the risks associated with investing outside the U.S., emerging markets are more susceptible to governmental interference, political and economic uncertainty, local taxes and restrictions on the fund’s investments, less efficient trading markets with lower overall liquidity, and more volatile currency exchange rates.

International investing

International investing: Non-U.S. securities tend to be more volatile and have lower overall liquidity than investments in U.S. securities and may lose value because of adverse local, political, social, or economic developments overseas, or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, investments outside the U.S. are subject to settlement practices and regulatory and financial reporting standards that differ from those of the U.S. The risks of investing outside the U.S. are heightened for any investments in emerging markets, which are susceptible to greater volatility than investments in developed markets.

Market conditions

Market conditions: The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the fund’s holdings and markets generally, including economic, political, or regulatory developments, recessions, inflation, rapid interest rate changes, war, military conflict, acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues (such as the coronavirus pandemic) and related governmental and public responses (including sanctions). Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Government intervention in markets may impact interest rates, market volatility, and security pricing. These adverse developments may cause broad declines in market value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

Frontier markets

Frontier markets: Frontier markets generally have smaller economies and less mature capital markets than emerging markets. As a result, the risks associated with investing in emerging market countries are magnified in frontier market countries. Frontier markets are more susceptible to abrupt changes in currency values, have less mature markets and settlement practices, and can have lower trading volumes that could lead to greater price volatility and illiquidity. Investor protections in frontier market countries may be limited and settlement procedures and custody services may prove inadequate in certain markets.

Investing in Latin America

Investing in Latin America: Many Latin American countries have histories of inflation, government overspending, political and economic instability, social unrest, high interest and unemployment rates, and extreme currency fluctuations. Many of these countries tend to be highly reliant on the exportation of commodities so their economies may be significantly impacted by fluctuations in commodity prices and the global demand for certain commodities.

Investing in Africa and the Middle East

Investing in Africa and the Middle East: Many African and Middle Eastern countries have histories of dictatorships, political and military unrest, social instability, and financial troubles, and their markets should be considered extremely volatile even when compared with those of other emerging market countries. Many of these countries tend to be highly reliant on exporting oil and other commodities so their economies can be significantly impacted by fluctuations in commodity prices and the global demand for certain commodities.

Currency exposure

Currency exposure: Because the fund invests in securities issued in foreign currencies, the fund is subject to the risk that it could experience losses based solely on the weakness of foreign currencies versus the U.S. dollar and changes in the exchange rates between such currencies and the U.S. dollar.

Fixed income markets

Fixed income markets: Economic and other market developments can adversely affect the fixed income securities markets. At times, participants in these markets may develop concerns about the ability of certain issuers of debt instruments to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt instruments to facilitate an orderly market. Those concerns could cause increased volatility and reduced liquidity in particular securities or in the overall fixed income markets and the related derivatives markets. A lack of liquidity or other adverse credit market conditions may hamper the fund’s ability to sell the debt instruments in which it invests or to find and purchase suitable debt instruments.

Junk investing

Junk investing: Investments in bonds that are rated below investment grade, commonly referred to as junk bonds, expose the fund to greater volatility and credit risk than investments in bonds that are rated investment grade. As a result, bonds rated below investment grade carry a higher risk of default and should be considered speculative.

Credit quality

Credit quality: An issuer of a debt instrument could suffer an adverse change in financial condition that results in a payment default (failure to make scheduled interest or principal payments), rating downgrade, or inability to meet a financial obligation. Securities that are rated below investment grade carry greater risk of default and should be considered speculative.

Interest rates

Interest rates: A rise in interest rates typically causes the price of a fixed rate debt instrument to fall and its yield to rise. Conversely, a decline in interest rates typically causes the price of a fixed rate debt instrument to rise and the yield to fall. The prices and yields of inflation-linked bonds are directly impacted by the rate of inflation as well as changes in interest rates. Generally, funds with longer weighted average maturities and durations carry greater interest rate risk. Changes in monetary policy made by central banks and/or governments are likely to affect the interest rates or yields of the securities in which the fund invests.

Derivatives

Derivatives: The use of derivatives exposes the fund to additional volatility and potential losses. A derivative involves risks different from, and possibly greater than, the risks associated with investing directly in the assets on which the derivative is based, including liquidity risk, valuation risk, correlation risk, market risk, interest rate risk, leverage risk, counterparty and credit risk, operational risk, management risk, legal risk, and regulatory risk. Derivatives can be highly volatile, illiquid, and difficult to value, and changes in the value of a derivative may not properly correlate with changes in the value of the underlying asset, reference rate, or index. The fund could be exposed to significant losses if it is unable to close a derivatives position due to the lack of a liquid secondary trading market. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Certain derivatives are also subject to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations. The use of derivatives includes the risk of potential operational issues, such as settlement issues. Derivatives are exposed to legal risks, such as the legality or enforceability of a contract. The adviser may not be able to accurately predict the direction of prices, economic factors, or other associated risks which could cause loss in value or impair the fund’s efforts to reduce overall volatility. New regulations may make derivatives more costly, limit availability, or otherwise affect their value or performance.

Liquidity

Liquidity: The fund may not be able to meet requests to redeem shares issued by the fund without significant dilution of the remaining shareholders’ interests in the fund. In addition, the fund may not be able to sell a holding in a timely manner at a desired price. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates.

Markets with lower overall liquidity could lead to greater price volatility and limit the fund’s ability to sell a holding at a suitable price.

Active management

Active management: The fund’s overall investment program and holdings selected by the fund’s investment adviser may underperform the broad markets, relevant indices, or other funds with similar objectives and investment strategies.

Cybersecurity breaches

Cybersecurity breaches: The fund could be harmed by intentional cyberattacks and other cybersecurity breaches, including unauthorized access to the fund’s assets, confidential information, or other proprietary information. In addition, a cybersecurity breach could cause one of the fund’s service providers or financial intermediaries to suffer unauthorized data access, data corruption, or loss of operational functionality.

Performance

The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.

Calendar Year Returns

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	6/30/20	11.88%	Worst Quarter	3/31/20	-15.95%

Average Annual Total Returns Periods ended December 31, 2023

The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund, if applicable.

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA. After-tax returns are shown only for the Investor Class and will differ for other share classes.

Average Annual Total Returns - T. Rowe Price Emerging Markets Bond Fund		Label	1 Year	5 Years	10 Years	Since Inception		Inception Date
Investor Class			13.26%	1.24%	2.50%			Dec. 30, 1994
Investor Class | After Taxes on Distributions			10.79%	(0.75%)	0.24%
Investor Class | After Taxes on Distributions and Sales			7.73%	0.12%	0.95%
I Class			13.57%	1.42%		2.72%		Aug. 28, 2015
Advisor Class			13.06%	1.00%		2.29%		Aug. 28, 2015
Z Class			14.22%			3.22%		Mar. 16, 2020
J.P. Morgan Emerging Markets Bond Index Global Diversified		J.P. Morgan Emerging Markets Bond Index Global Diversified
J.P. Morgan Emerging Markets Bond Index Global Diversified	[1]					2.84%
J.P. Morgan Emerging Markets Bond Index Global Diversified			11.09%	1.67%	3.22%	1.67%	[2]
Lipper Emerging Market Hard Currency Debt Funds Average		Lipper Emerging Market Hard Currency Debt Funds Average
Lipper Emerging Market Hard Currency Debt Funds Average	[3]					2.74%
Lipper Emerging Market Hard Currency Debt Funds Average			11.03%	1.93%	2.24%	3.75%	[4]
[1]	Return since 8/28/15.
[2]	Return since 3/16/20.
[3]	Return since 8/31/15.
[4]	Return since 3/31/20.

Updated performance information is available through troweprice.com.